Supplemental Information with Respect to Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Information with Respect to Cash Flows [Line Items]
Interest amount paid	$ 699,878	$ 95,735	$ 772,300
Income tax
Recognized cost	42,000
Long term debt	147,100
Right of use assets		174,352	910,055
Lease liabilities		174,351	833,766
Share capital		232,300	560,000
Issued share capital		4,138,000
Capital settlement of debt		$ 3,200,000	$ 36,050
Right-of-use assets [member]
Supplemental Information with Respect to Cash Flows [Line Items]
Long term debt	$ 42,000